Prepayments and Other Current Assets	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Prepayments and Other Current Assets

NOTE 3 — PREPAYMENTS AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	September 30, 2024	March 31, 2024
	(Unaudited)
Prepaid expenses (1)	$33,189	$50,517
Other current asset	5,930	1,852
Total	$39,119	$52,369

(1)	Prepaid expenses represent the prepayments for leasehold restoration fees, insurance fees, IT supports, and other services that amortize within 12 months.

NOTE 4 — PREPAYMENTS AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	March 31, 2024	March 31, 2023
Prepaid expenses (1)	$50,517	$43,252
Other current asset	1,852	27
Total	$52,369	$43,279

(1)	Prepaid expenses represent the prepayments for insurance fees, IT supports, and other services that amortize within 12 months.